Lease (Tables)	3 Months Ended
Mar. 31, 2026
Lease
Schedule of operating lease right-of-use assets

	As of March 31	As of December 31
	2026	2025
	USD	USD
Operating lease right-of-use assets
Offices	468,891	468,891
Total	468,891	468,891
Accumulated amortization	(213,439)	(177,810)
Total	255,452	291,081

Core AI Holdings, Inc. And Its Subsidiary

Notes to The Unaudited Condensed Interim Consolidated Financial Statements

As At And For The Three Month Period Ended March 31, 2026 and March 31, 2025

	As of March 31	As of December 31
	2026	2025
	USD	USD
Operating Lease liabilities
Operating lease liabilities, current	158,779	162,610
Operating lease liabilities, non-current	96,673	128,471
Total	255,452	291,081